GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS
GOODWILL AND INTANGIBLE ASSETS
Goodwill and intangible assets, net are as follows:

	December 31,
	2016	2015
	(In thousands)
Goodwill	$1,924,052	$2,245,364
Intangible assets with indefinite lives	320,645	380,137
Intangible assets with definite lives, net	34,806	60,691
Total goodwill and intangible assets, net	$2,279,503	$2,686,192

The following table presents the balance of goodwill by reportable segment, including the changes in the carrying value of goodwill, for the year ended December 31, 2016:

	Balance at December 31, 2015	Additions	(Deductions)	Impairment	Foreign Exchange Translation	Balance at December 31, 2016
	(In thousands)
Match Group	$1,218,607	$603	$(2,983)	$—	$(9,689)	$1,206,538
HomeAdvisor	150,251	21,985	—	—	(1,625)	170,611
Video	15,590	9,649	—	—	—	25,239
Applications	447,242	—	—	—	—	447,242
Publishing	277,192	—	(1,968)	(275,367)	143	—
Other	136,482	—	(62,860)	—	800	74,422
Total	$2,245,364	$32,237	$(67,811)	$(275,367)	$(10,371)	$1,924,052

The December 31, 2016 goodwill balance reflects accumulated impairment losses of $598.0 million, $529.1 million and $11.6 million at Publishing, Applications and Connected Ventures (included in the Video segment), respectively.
The additions primarily relate to the acquisitions of MyHammer Holding AG (included in the HomeAdvisor segment) and VHX (included in the Video segment). The deductions primarily relate to the sales of PriceRunner and ShoeBuy (both included in the Other segment). See "Note 2—Summary of Significant Accounting Policies" for information on the 2016 impairment charge at Publishing.
The following table presents the balance of goodwill by reportable segment, including the changes in the carrying value of goodwill, for the year ended December 31, 2015:

	Balance at December 31, 2014	Additions	(Deductions)	Impairment	Foreign Exchange Translation	Allocation of IAC's former Search & Applications Segment Goodwill Based on Relative Fair Value	Balance at December 31, 2015
	(In thousands)
Search & Applications (a)	$774,822	$1,450	$—	$—	$(1,230)	$(775,042)	$—

Match Group	715,733	549,146	—	—	(46,272)	—	1,218,607
HomeAdvisor	151,321	—	—	—	(1,070)	—	150,251
Video	15,590	—	—	—	—	—	15,590
Applications	—	—	—	—	—	447,242	447,242
Publishing	—	3,504	—	—	963	272,725	277,192
Other	97,460	2,475	(3,711)	(14,056)	(761)	55,075	136,482
Total	$1,754,926	$556,575	$(3,711)	$(14,056)	$(48,370)	$—	$2,245,364
________________________

(a)
Prior to the fourth quarter of 2015, Search & Applications was a reportable segment consisting of one operating segment and one reporting unit. In the fourth quarter of 2015, Search &Applications was split into three new operating segments and reporting units: Applications, Publishing and PriceRunner (included in the Other segment). The goodwill of Search & Applications was allocated to these three reporting units based upon their relative fair values as of October 1, 2015. It was not possible to reflect this allocation on a retrospective basis because of acquisitions and dispositions during the three years in the period ended December 31, 2015.

The additions primarily relate to Match Group's acquisitions of PlentyOfFish and Eureka. See "Note 2—Summary of Significant Accounting Policies" for information on the 2015 impairment charge at ShoeBuy.
The December 31, 2015 goodwill balance includes accumulated impairment losses of $529.1 million, $322.6 million and $65.2 million, which were re-allocated from the former Search & Applications segment, to Applications, Publishing and PriceRunner, respectively, based on their relative fair values as of October 1, 2015 following the change in reportable segments that occurred during the fourth quarter of 2015. The goodwill balance at December 31, 2015 also includes accumulated impairment losses of $42.1 million and $11.6 million at ShoeBuy (included in the Other segment) and Connected Ventures (included in the Video segment), respectively.
Intangible assets with indefinite lives are trade names and trademarks acquired in various acquisitions. During the second quarter of 2016, the Company changed the classification of certain intangibles from indefinite-lived to definite-lived at Publishing. At December 31, 2016 and 2015, intangible assets with definite lives are as follows:

	December 31, 2016
	Gross Carrying Amount	Accumulated Amortization	Net	Weighted-Average Useful Life (Years)
	(In thousands)
Trade names	$63,855	$(52,927)	$10,928	1.8
Technology	38,602	(27,667)	10,935	3.4
Content	14,802	(8,965)	5,837	4.3
Customer lists	12,485	(9,997)	2,488	3.7
Advertiser and supplier relationships and other	7,230	(2,612)	4,618	4.5
Total	$136,974	$(102,168)	$34,806	2.8

	December 31, 2015
	Gross Carrying Amount	Accumulated Amortization	Net	Weighted-Average Useful Life (Years)
	(In thousands)
Trade names	$32,123	$(26,268)	$5,855	2.5
Technology	55,487	(37,012)	18,475	3.2
Content	62,082	(48,937)	13,145	4.1
Customer lists	28,836	(13,078)	15,758	2.1
Advertiser and supplier relationships and other	15,709	(8,251)	7,458	4.2
Total	$194,237	$(133,546)	$60,691	3.3

At December 31, 2016, amortization of intangible assets with definite lives for each of the next five years is estimated to be as follows:

Years Ending December 31,	(In thousands)
2017	$23,815
2018	6,922
2019	2,866
2020	1,203
Total	$34,806